Segment Information - Summary of Geographical Information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2020 USD ($)
Disclosure Of Geographical Areas [Line Items]
Operating revenue	$ 101,928	$ 3,630	$ 209,140	$ 62,324
Non-current assets (Note)	291,773		265,937	210,217	$ 10,391
Taiwan
Disclosure Of Geographical Areas [Line Items]
Operating revenue	39,483	1,406	58,970	52,100
Non-current assets (Note)	278,878		246,719	202,724	9,932
Europe
Disclosure Of Geographical Areas [Line Items]
Operating revenue				10,224
China
Disclosure Of Geographical Areas [Line Items]
Operating revenue	56,830	2,024	142,840
Non-current assets (Note)				11
Others
Disclosure Of Geographical Areas [Line Items]
Operating revenue	5,615	$ 200	7,330
Non-current assets (Note)	$ 12,895		$ 19,218	$ 7,482	$ 459